INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Taxes Reconciliation [Line Items]
Operating loss carryforwards					$ 15,100,000	$ 25,400,000
Change to the valuation allowance	$ 0	$ 0	$ 0	$ 0
Effective income tax rate balance sheet adjustments					10.60%	31.60%
Effective income tax balance sheet adjustments					$ 2,600,000	$ 600,000
Effective income tax rate changes in foreign and state tax						12.10%
Effective income tax changes in foreign and state tax						$ 200,000
Effective income tax rate provision adjustments						24.70%
Effective income tax provision adjustments						$ 500,000
Cumulative operating loss carryforwards					3,100,000
Valuation allowance					0	526,000
Income tax expense	$ 1,376,000	$ 1,791,000	$ 3,099,000	$ 2,220,000	$ 3,697,000	$ (209,000)
Effective tax rate	59.50%	23.20%	31.80%	23.40%	14.50%	(11.00%)
Federal Statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State and Local Jurisdiction [Member]
Schedule Of Income Taxes Reconciliation [Line Items]
Operating loss carryforwards					$ 9,800,000	$ 10,600,000